Segment information and disaggregated revenue disclosures - Revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Product revenue	$ 35,125	$ 20,898
Broadband and Critical IoT
Disclosure of geographical areas [line items]
Product revenue	17,443	6,953
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	8,641	10,486
Vertical
Disclosure of geographical areas [line items]
Product revenue	9,041	3,459
Product
Disclosure of geographical areas [line items]
Product revenue	25,855	16,093
License
Disclosure of geographical areas [line items]
Product revenue	0	350
Development and other services
Disclosure of geographical areas [line items]
Product revenue	$ 9,270	$ 4,455